SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		19 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Oct. 13, 2014
Share Capital [Line Items]
Stock options granted to employees	72,083
Expected volatility	1.16%
Dividend yield	0.00%
Expected life in years	6 years 3 months
Options forfeiture rate	10.00%
Share-based compensation	$ 544	$ 471
Minimum [Member]
Share Capital [Line Items]
Stock options granted, weighted average exercise price	$ 3,620
Vesting period	4 years
Risk-free interest	1.93%
Maximum [Member]
Share Capital [Line Items]
Stock options granted, weighted average exercise price	$ 3,840
Vesting period	4 years 6 months
Risk-free interest	1.96%
Restricted Stock Units (RSUs) [Member]
Share Capital [Line Items]
Stock granted	24,219
Cantor Sales Agreement [Member]
Share Capital [Line Items]
Stock sold in agreement			2,532,089
Proceeds from sale of stock			$ 10,096